INVESTMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
INVESTMENTS
Current assets	R$ 19,060,868	R$ 18,644,678
Non-current assets	89,677,510	89,645,044
TOTAL ASSETS	108,738,378	108,289,722
Current liabilities	17,875,084	17,732,088
Non-current liabilities	21,306,530	20,102,056
Equity	69,556,764	70,455,578	R$ 71,607,027	R$ 73,642,163	R$ 73,780,826
TOTAL LIABILITIES AND EQUITY	108,738,378	108,289,722
Investment Book value	144,433	104,251	101,657
Net operating income	43,126,472	44,268,171	43,462,740
Operating costs and expenses	(37,089,631)	(37,358,265)	(36,457,478)
Financial income (expenses), net	(573,429)	(820,141)	1,827,153
Income and social contribution taxes	(1,237,707)	(1,393,521)	(2,349,232)
Net income for the year	4,770,527	5,001,014	8,928,258
Equity pickup, according to interest held	R$ 734	R$ 752	(5,847)
Alianca / AIX / ACT
INVESTMENTS
Ownership interest in joint ventures (as a percent)	50.00%	50.00%
Current assets	R$ 301,518	R$ 221,183
Non-current assets	10,426	10,556
TOTAL ASSETS	311,944	231,739
Current liabilities	6,544	7,140
Non-current liabilities	18,090	16,773
Equity	287,310	207,826
TOTAL LIABILITIES AND EQUITY	311,944	231,739
Investment Book value	143,655	103,913
Net operating income	45,893	45,567	45,608
Operating costs and expenses	(44,595)	(44,325)	(58,773)
Financial income (expenses), net	708	1,030	1,334
Income and social contribution taxes	(538)	(768)	137
Net income for the year	1,468	1,504	(11,694)
Equity pickup, according to interest held	R$ 734	R$ 752	R$ (5,847)